Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable and accrued liabilities
11. Accounts payable and accrued liabilities:

	December 31, 2020	December 31, 2019
Trade accounts payable	$57,307	$60,170
Accrued payroll	14,737	15,906
Accrued interest	137	1,568
Due to related parties	—	794
Taxes payable	3,905	3,497
Deferred revenue	8,008	2,717
Other payables	505	1,528
	$84,599	$86,180